Investments: Unrealized Gain (Loss) on Investments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized investment gains included in AOCI	$ 294	$ 423	$ 2,687	$ 1,470
Debt Securities
Net unrealized investment gains included in AOCI	452	671	4,154	2,284
DeferredIncomeTaxesMember
Net unrealized investment gains included in AOCI	$ (158)	$ (248)	$ (1,467)	$ (814)